Events Subsequent to the Balance Sheet Date	12 Months Ended
Dec. 31, 2024
Events Subsequent to the Balance Sheet Date [Abstract]
EVENTS SUBSEQUENT TO THE BALANCE SHEET DATE

NOTE 18 – EVENTS SUBSEQUENT TO THE BALANCE SHEET DATE

1.	During the first quarter of 2025 the Company issued and sold 164,656 Ordinary Shares under the ATM Agreement.

2.	On January 29, 2025 the Company completed the sale of a group of assets consisting of the right of use asset of some of its leased property in Ness Ziona, the leasehold improvements installed in the property and certain laboratory equipment. See note 16.